INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Current Operations	$ 124,717	$ 70,860
Less: valuation allowance	(124,717)	(70,860)
Net provision for Federal income taxes	$ 0	$ 0